ACQUISITION OF SPIN GAMES LLC - Measurement of Deferred Consideration (Details) - EUR (€) € in Thousands			12 Months Ended
	Sep. 05, 2022	Jun. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
ACQUISITION OF SPIN GAMES LLC
Accretion expense			€ 1,940	€ 764
(Loss) gain on remeasurement of deferred consideration			(440)	804
Deferred consideration			1,513	1,176
Deferred consideration - Noncurrent			1,426	€ 2,121
Fair value of the share consideration, dividend rate	0.00%			0.00%
Shares issued upon settlement of deferred consideration			1,104
Maximum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility	75.54%			56.45%
Minimum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility	65.32%			44.73%
Spin Games LLC
ACQUISITION OF SPIN GAMES LLC
Value of common shares to be issued as consideration		€ 4,003	4,003
Accretion expense			404	€ 316
(Loss) gain on remeasurement of deferred consideration			(440)	804
Deferred consideration			1,513	1,176
Deferred consideration - Noncurrent			€ 1,426	€ 2,121
Fair value of the share consideration, dividend rate		0.00%	0.00%	0.00%
Expected dividend yield (%)		0.00%
Spin Games LLC | First Anniversary
ACQUISITION OF SPIN GAMES LLC
Discount for lack of marketability, as a percent				9.30%
Spin Games LLC | Second Anniversary
ACQUISITION OF SPIN GAMES LLC
Discount for lack of marketability, as a percent			9.40%	18.80%
Spin Games LLC | Third Anniversary
ACQUISITION OF SPIN GAMES LLC
Discount for lack of marketability, as a percent			14.50%	21.80%
Spin Games LLC | Share Capital
ACQUISITION OF SPIN GAMES LLC
Shares issued upon settlement of deferred consideration (in shares)			357,739
Shares issued upon settlement of deferred consideration			€ 1,104
Spin Games LLC | Maximum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility		80.90%	64.50%	73.80%
Expected volatility (%)		80.90%
Spin Games LLC | Minimum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility		71.40%	55.30%	63.60%
Expected volatility (%)		71.40%